Note 9 - Income Taxes (Tables)	12 Months Ended
Mar. 31, 2025
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year Ended March 31,
	2025	2024
Federal
Current	$1,234	$4,248
Deferred	112	473
	1,346	4,721
State
Current	153	927
Deferred	109	321
	262	1,248
Total	$1,608	$5,969

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended March 31,
	2025	2024
Income tax expense at U.S. federal statutory rate	21.0%	21.0%
Current year state and local income taxes net of federal income tax benefit	2.7	4.3
Other	(2.8)	0.3
Provision for income taxes	20.9%	25.6%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	March 31,
	2025	2024
Deferred tax liabilities:
Depreciation	$(6,199)	$(6,451)
Unrealized gain - mark to market derivatives	(87)	—
Total deferred tax liabilities	(6,286)	(6,451)
Deferred tax assets:
Inventory capitalization	537	552
Interest expense limitation	140	—
Postretirement benefits other than pensions	29	26
Restricted stock compensation	23	77
Unrealized Loss - mark to market derivatives	—	403
Other	79	136
Total deferred tax assets	808	1,194
Net deferred tax liability	$(5,478)	$(5,257)